Net Loss per Share (Tables)	12 Months Ended
Sep. 24, 2022
Earnings Per Share [Abstract]
Computation of Basic and Diluted Loss Per Share
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A Common Stock (in thousands, except per share information):

Year Ended
September 24, 2022
Numerator—basic and diluted
Net loss	$(139,089)
Less: Net loss attributable to Warehouse Technologies LLC unitholders prior to the Business Combination	(72,134)
Less: Net loss attributable to the noncontrolling interest post Business Combination	(60,092)

Net loss attributable to common shareholders	$(6,863)

Denominator—basic and diluted
Weighted-average shares of Class A Common Stock outstanding	54,086,381

Loss per share of Class A Common Stock—basic and diluted	$(0.13)